Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Deposits [line items]
Payable after notice	$ 207,244
Payable on a fixed date	441,139
Total	879,582	$ 876,554	$ 797,259
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	174,613
Payable on a fixed date	289,910
Total	623,062	622,887	571,254
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	793
Payable on a fixed date	53,122
Total	96,669	94,811	87,626
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	459
Payable on a fixed date	22,978
Total	23,437	22,772	17,232
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	8,029
Payable on a fixed date	13,438
Total	27,614	26,960	24,259
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	5,505
Payable on a fixed date	4,734
Total	15,475	15,630	14,520
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	152
Payable on a fixed date	15,199
Total	21,733	20,702	20,631
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,790
Payable on a fixed date	3,889
Total	9,346	9,886	9,184
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	12,903
Payable on a fixed date	37,869
Total	62,246	62,906	52,553
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	162,460
Payable on a fixed date	78,716
Total	259,503	252,847	243,551
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	42,897
Payable on a fixed date	324,584
Total	566,966	569,268	511,348
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,887
Payable on a fixed date	37,839
Total	53,113	$ 54,439	$ 42,360
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	183,930
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	129,989
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	42,619
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	5,136
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	1,292
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	60
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,834
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,267
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	163,970
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	11,693
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	47,269
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	28,550
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	135
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	6,147
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	100
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	5,090
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	607
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	6,640
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	10,060
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	35,515
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 1,694